Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of:
	March 31,	March 31,
	2022	2021

Land and land improvements	$42,981	$42,647
Buildings and improvements	202,444	$188,333
Machinery & equipment	403,192	371,925
Office furniture, vehicles and computer software	10,003	9,404
Construction in progress	29,976	32,580
Property, plant and equipment, cost	688,596	644,889
Less: accumulated depreciation	(420,553)	(396,306)
Property, plant and equipment, net	$268,043	$248,583